CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total Leju Holdings Limited Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Non-controlling Interests	Total
Balance at Dec. 31, 2016	$ 408,468,711	$ 135,504	$ 785,019,254	$ (354,364,813)	$ (22,321,234)	$ (2,109,234)	$ 406,359,477
Balance (in shares) at Dec. 31, 2016		135,503,958
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(160,901,216)			(160,901,216)		(1,142,018)	(162,043,234)
Non-controlling interests recognized in connection with business acquisition						59,595	59,595
Share-based compensation	3,491,453		3,569,698	(78,245)		33,411	3,524,864
Vesting of restricted shares		$ 260	(260)
Vesting of restricted shares ( in shares)		260,004
Foreign currency translation adjustments	9,243,923				9,243,923	(107,084)	9,136,839
Balance at Dec. 31, 2017	260,302,871	$ 135,764	788,588,692	(515,344,274)	(13,077,311)	(3,265,330)	257,037,541
Balance (in shares) at Dec. 31, 2017		135,763,962
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(13,480,527)			(13,480,527)		629,144	(12,851,383)
Share-based compensation	4,037,843		4,037,843			20,519	4,058,362
Foreign currency translation adjustments	(6,770,695)				(6,770,695)	92,243	(6,678,452)
Balance at Dec. 31, 2018	244,089,492	$ 135,764	792,626,535	(528,824,801)	(19,848,006)	(2,523,424)	$ 241,566,068
Balance (in shares) at Dec. 31, 2018		135,763,962					135,763,962
Increase (Decrease) in Stockholders' Equity
Net income (loss)	11,521,996			11,521,996		(650,145)	$ 10,871,851
Non-controlling interests recognized in connection with business acquisition							100,583
Share-based compensation	3,596,679		3,596,679				3,596,679
Excising of share options	69,214	$ 49	69,165				69,214
Exercise of share options ( in shares)		48,757
Disposal of non-controlling interest	(100,583)		(100,583)			100,583
Foreign currency translation adjustments	(3,776,200)				(3,776,200)	31,505	(3,744,695)
Balance at Dec. 31, 2019	255,400,598	$ 135,813	796,191,796	$ (517,302,805)	$ (23,624,206)	(3,041,481)	$ 252,359,117
Balance (in shares) at Dec. 31, 2019		135,812,719					135,812,719
Increase (Decrease) in Stockholders' Equity
Changes in equity ownership on partial disposal of subsidiary	$ (100,583)		$ (100,583)			$ 100,583